Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease expense	$ 171	$ 204
Short-term lease cost	98	122
Variable lease cost	18	17
Total lease cost	$ 287	$ 343